CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Ordinary shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2019	$ 561	$ 203,977	$ (152,073)	$ 52,465
Balance, shares at Dec. 31, 2019	20,402,800
Loss for the period			(14,180)	(14,180)
Issuance of shares and warrants through public offering, net of issuance costs	$ 61	21,245		21,306
Issuance of shares and warrants through public offering, net of issuance costs, shares	2,091,907
Issuance of shares and warrants through private placement from the controlling shareholder	$ 13	4,987		5,000
Issuance of shares and warrants through private placement from the controlling shareholder, shares	454,628
Vesting of restricted shares units
Vesting of restricted shares units, shares	19,166
Exercise of options		151		151
Exercise of options, shares	28,447
Share-based compensation		779		779
Balance at Jun. 30, 2020	$ 635	231,139	(166,253)	65,521
Balance, shares at Jun. 30, 2020	22,996,948
Balance at Mar. 31, 2020	$ 622	225,693	(159,183)	67,132
Balance, shares at Mar. 31, 2020	22,514,488
Loss for the period			(7,070)	(7,070)
Issuance of shares and warrants through private placement from the controlling shareholder	$ 13	4,987		5,000
Issuance of shares and warrants through private placement from the controlling shareholder, shares	454,628
Vesting of restricted shares units
Vesting of restricted shares units, shares	3,833
Exercise of options		144		144
Exercise of options, shares	23,999
Share-based compensation		315		315
Balance at Jun. 30, 2020	$ 635	231,139	(166,253)	65,521
Balance, shares at Jun. 30, 2020	22,996,948
Balance at Dec. 31, 2020	$ 635	231,577	(181,363)	$ 50,849
Balance, shares at Dec. 31, 2020	23,000,782			23,000,782
Loss for the period			(12,096)	$ (12,096)
Vesting of restricted shares units
Vesting of restricted shares units, shares	15,333
Exercise of options		83		83
Exercise of options, shares	13,836
Share-based compensation		411		411
Balance at Jun. 30, 2021	$ 635	232,071	(193,459)	$ 39,247
Balance, shares at Jun. 30, 2021	23,029,951			23,029,951
Balance at Mar. 31, 2021	$ 635	231,849	(185,426)	$ 47,058
Balance, shares at Mar. 31, 2021	23,028,264
Loss for the period			(8,033)	(8,033)
Exercise of options		9		9
Exercise of options, shares	1,687
Share-based compensation		213		213
Balance at Jun. 30, 2021	$ 635	$ 232,071	$ (193,459)	$ 39,247
Balance, shares at Jun. 30, 2021	23,029,951			23,029,951